Annual Total Returns - Fidelity Advisor® Growth Opportunities Fund [BarChart] - 11.30 Fidelity Advisor Growth Opportunities Fund - AMCIZ PRO-11 - Fidelity Advisor® Growth Opportunities Fund - Fidelity Advisor Growth Opportunities Fund-Class A
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	1.90%
Annual Return 2012	18.97%
Annual Return 2013	36.55%
Annual Return 2014	11.69%
Annual Return 2015	4.83%
Annual Return 2016	(0.06%)
Annual Return 2017	34.68%
Annual Return 2018	14.08%
Annual Return 2019	40.26%
Annual Return 2020	68.60%